Consolidated Statements Of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES	$ 1,352,985	$ 1,481,643	$ 1,450,505
OPERATING COSTS AND EXPENSES:
Fuel	247,105	340,466	331,701
Utilities Operating Expense, Purchased Power	135,767	133,674	164,542
Utilities Operating Expense, Maintenance and Operations	416,169	428,201	431,620
Depreciation and amortization	246,896	240,314	232,332
Taxes other than income taxes	44,516	42,236	53,952
Operating Expenses	1,090,453	1,184,891	1,214,147
Operating Income (Loss)	262,532	296,752	236,358
OTHER INCOME / (EXPENSE), NET:
Allowance for equity funds used during construction	4,574	3,486	8,477
Interest Expense	(129,493)	(121,771)	(95,509)
Loss on early extinguishment of debt	(2,424)	0	0
Other income / (expense), net	3,370	(10,546)	(1,852)
Total other income / (expense), net	(123,973)	(128,831)	(88,884)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	138,559	167,921	147,474
Less: income tax expense	28,592	35,528	13,449
NET INCOME	109,967	132,393	134,025
Less: dividends on preferred stock	3,213	3,213	3,213
NET INCOME APPLICABLE TO COMMON STOCK	106,754	129,180	130,812
Indianapolis Power And Light Company
REVENUES	1,352,985	1,481,643	1,450,505
OPERATING COSTS AND EXPENSES:
Fuel	247,105	340,466	331,701
Utilities Operating Expense, Purchased Power	135,767	133,674	164,542
Utilities Operating Expense, Maintenance and Operations	415,824	427,803	431,125
Depreciation and amortization	246,896	240,314	232,332
Taxes other than income taxes	44,516	42,229	53,941
Operating Expenses	1,090,108	1,184,486	1,213,641
Operating Income (Loss)	262,877	297,157	236,864
OTHER INCOME / (EXPENSE), NET:
Allowance for equity funds used during construction	4,574	3,486	8,477
Interest Expense	(87,478)	(89,014)	(64,472)
Other income / (expense), net	4,201	(10,922)	(1,916)
Total other income / (expense), net	(78,703)	(96,450)	(57,911)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	184,174	200,707	178,953
Less: income tax expense	40,134	43,430	21,590
NET INCOME	144,040	157,277	157,363
Less: dividends on preferred stock	3,213	3,213	3,213
NET INCOME APPLICABLE TO COMMON STOCK	140,827	154,064	154,150
Electricity [Member]
REVENUES	1,352,985	1,481,643	1,450,505
Electricity [Member] | Indianapolis Power And Light Company
REVENUES	$ 1,352,985	$ 1,481,643	$ 1,450,505